INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The components of income (loss) from continuing operations before income taxes are as follows (in millions):

	Year Ended December 31,
	2019	2018	2017
United States	$(32.4)	$(9.5)	$(13.4)
Foreign	279.9	296.6	176.8
Income (loss) from continuing operations before income taxes	$247.5	$287.1	$163.4

The Company recorded Income (loss) from discontinued operations and Gain (loss) on disposition of discontinued operations before income taxes of $(175.8) million, $(136.3) million, and $40.6 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The major components of the Company’s provision for (benefit from) income taxes on continuing operations before income taxes are summarized below (in millions):

	Year Ended December 31,
	2019	2018	2017
Current:
Federal	$14.7	$21.4	$(10.1)
State	1.2	1.8	2.2
Foreign	38.1	31.2	22.7
Current income tax provision (benefit)	54.0	54.4	14.8
Deferred:
Federal	(14.9)	(14.4)	36.6
State	(3.3)	1.2	(0.6)
Foreign	2.0	4.2	1.6
Deferred income tax (benefit) provision	(16.2)	(9.0)	37.6
Provision for (benefit from) income taxes	$37.8	$45.4	$52.4

The elimination of tax from intercompany transactions is included in current tax expense. The Company recorded Provision for (benefit from) income taxes of $(20.5) million, $(8.3) million and $24.3 million from discontinued operations and on disposition of discontinued operations for the years ended December 31, 2019, 2018 and 2017, respectively.

On December 22, 2017, the SEC issued Staff Accounting Bulletin No. 118 to address the application of U.S. GAAP when a SEC registrant does not have the necessary information available, compiled, analyzed, or reviewed in sufficient detail to complete the accounting for certain income tax effects from H.R. 1 “An Act to provide for reconciliation pursuant to titles II and V of the concurrent resolution on the budget for fiscal year 2018” (the “2017 Federal Tax Act”). During the fourth quarter of 2017, the Company recorded $29.8 million as a provisional tax charge for the deemed repatriation transition tax and $20.6 million as a provisional tax charge for the re-measurement of its U.S. deferred tax balances. The Company recorded measurement period adjustments during 2018 which did not have material effect on its consolidated financial statements. The 2017 provisional amounts were finalized in the fourth quarter of 2018.

In January 2018, the FASB released guidance on the accounting for tax on Global Intangible Low-taxed Income (“GILTI”). The guidance indicates that either accounting for deferred taxes related to GILTI or treating any taxes on GILTI as period costs are both acceptable accounting policy elections. Terex elected to treat taxes on GILTI inclusions as period costs.

Deferred tax assets and liabilities result from differences in the bases of assets and liabilities for tax and financial reporting purposes.  The tax effects of the basis differences and loss carry forwards as of December 31, 2019 and 2018 for continuing operations are summarized below for major balance sheet captions (in millions):

	2019	2018
Property, plant and equipment	$(14.5)	$(10.1)
Intangibles	(4.7)	(5.0)
Inventories	6.4	6.4
Accrued warranties and product liability	9.8	8.3
Loss carry forwards	198.5	195.5
Retirement plans	13.3	12.1
Accrued compensation and benefits	22.0	18.8
Operating lease ROU asset	(30.9)	—
Operating lease liability	32.2	—
Other	9.2	11.1
Deferred tax assets valuation allowance	(107.0)	(114.3)
Net deferred tax assets (liabilities)	$134.3	$122.8

Deferred tax assets for continuing operations were $243.6 million ($0.3 million for discontinued operations) before valuation allowances of $107.0 million, partially offset by deferred tax liabilities for continuing operations of $2.3 million at December 31, 2019.  Deferred tax assets for continuing operations were $239.0 million ($24.1 million for discontinued
operations) before valuation allowances of $114.3 million, partially offset by deferred tax liabilities for continuing operations of $1.9 million at December 31, 2018. There were no deferred tax liabilities for discontinued operations at December 31, 2019 and 2018.

The Company evaluates the net realizable value of its deferred tax assets each reporting period. The Company must consider all objective evidence, both positive and negative, in evaluating the future realization of its deferred tax assets, including tax loss carry forwards. Historical information is supplemented by currently available information about future tax years. Realization of deferred tax assets requires sufficient taxable income of the appropriate character. To the extent estimates of future taxable income decrease or do not materialize, additional valuation allowances may be required. The Company records a valuation allowance for each deferred tax asset for which realization is not assessed as more likely than not. The valuation allowance for deferred tax assets as of December 31, 2019 and 2018 was $107.0 million and $114.3 million, respectively.  The net change in the total valuation allowance for the years ended December 31, 2019 and 2018 was a decrease of $7.3 million and $20.3 million, respectively.

The Company’s Provision for (benefit from) income taxes is different from the amount that would be provided by applying the statutory federal income tax rate to the Company’s Income (loss) from continuing operations before income taxes.  The reasons for the difference are summarized as follows (in millions):

	Year Ended December 31,
	2019	2018	2017
Tax at statutory federal income tax rate	$51.9	$60.3	$57.2
State taxes	(1.7)	2.3	1.0
Change in valuation allowance	(4.9)	(13.9)	(2.1)
Foreign tax differential on income/losses of foreign subsidiaries	(14.5)	(18.0)	(33.7)
U.S. tax on multi-national operations	7.2	16.3	7.7
Change in foreign tax rates	3.7	0.7	—
Tax effect of dispositions	—	—	(27.2)
2017 Federal Tax Act	—	5.5	46.9	(1)
Expired stock awards	—	—	2.0
Pension plan settlement	—	(7.1)	—
Other	(3.9)	(0.7)	0.6
Provision for (benefit from) income taxes	$37.8	$45.4	$52.4

(1) The impact of the 2017 Federal Tax Act is $50.4 million. Impacts of $1.3 million and $2.1 million are included in State taxes and Change in valuation allowance, respectively.

The Company does not provide for foreign income and withholding, U.S. Federal, or state income taxes or tax benefits on the financial reporting basis over the tax basis of its investments in foreign subsidiaries to the extent such amounts are indefinitely reinvested to support operations and continued growth plans outside the U.S.  The Company reviews its plan to indefinitely reinvest on a quarterly basis.  In making its decision to indefinitely reinvest, the Company evaluates its plans of reinvestment, its ability to control repatriation and to mobilize funds without triggering basis differences, and the profitability of U.S. operations and their cash requirements and the need, if any, to repatriate funds.  If the assessment of the Company with respect to earnings of non-U.S. subsidiaries changes, deferred U.S. income taxes, foreign income taxes, and foreign withholding taxes may have to be accrued.

As a result of the 2017 Federal Tax Act, the Company changed its indefinite reinvestment assertion related to foreign earnings that have been taxed in the U.S. and now considers these earnings no longer indefinitely reinvested.  The Company has recorded foreign, federal and state tax expense with respect to earnings which have been subject to federal income tax and which are no longer indefinitely reinvested.  Any adjustments related to the change of indefinite reinvestment assertion for foreign earnings accumulated as of December 31, 2017 has been included in income from continuing operations as an adjustment to tax expense during the measurement period in 2018.  The Company plans to indefinitely reinvest all undistributed foreign earnings in excess of those previously taxed in the U.S.  For the year ended December 31, 2019, the Company’s estimate of its remaining unremitted earnings of its foreign subsidiary ownership chains that have positive retained earnings and have not been subject to tax in the U.S. was approximately $90 million.  At this time, determination of the unrecognized deferred tax liabilities for temporary differences related to the Company’s investment in non-U.S. subsidiaries is not practicable.
At December 31, 2019, the Company has various state net operating loss carry forwards available to reduce future state taxable income and income taxes, the majority of which will expire at various dates through 2039.

At December 31, 2019, the Company has approximately $536 million of loss carry forwards, consisting of $245 million in Germany, $161 million in Italy, $52 million in China, $30 million in Spain, and $48 million in other countries, which are available to offset future taxable income.  The majority of these tax loss carry forwards are available without expiration. In addition, the gross amount of the Australian capital loss carryforward is $21 million, and it has an unlimited carryforward period.

The Company made total net income tax payments including discontinued operations of $46.8 million, $52.7 million and $29.0 million in 2019, 2018 and 2017, respectively.  At December 31, 2019 and 2018, Other current assets included net income tax receivable amounts of $24.3 million and $13.5 million, respectively.

The Company and its subsidiaries conduct business globally and file income tax returns in U.S. federal, state and foreign jurisdictions, as required. From a tax perspective, major jurisdictions where the Company is often subject to examination by tax authorities include Germany, Italy, the United Kingdom, China, India and the U.S. Currently, various entities of the Company are under audit in Germany, Italy, India, the U.S. and elsewhere. With few exceptions, the statute of limitations for the Company and most of its subsidiaries has expired for tax years prior to 2011. The Company assesses uncertain tax positions for recognition, measurement and effective settlement. Where the Company has determined that its tax return filing position does not satisfy the more likely than not recognition threshold of ASC 740, “Income Taxes,” it has recorded no tax benefits. Where the Company has determined that its tax return filing positions are more likely than not to be sustained, the Company has measured and recorded the largest amount of tax benefit greater than 50% likely to be realized. The Company recognizes accrued interest and penalties, if any, related to income taxes as (Provision for) benefit from income taxes in its Consolidated Statement of Income (Loss).
The following table summarizes the activity related to the Company’s unrecognized tax benefits (in millions).

Balance as of January 1, 2017	$30.6
Additions for current year tax positions	—
Additions for prior year tax positions	11.9
Reductions for prior year tax positions	(0.7)
Reductions for current year tax positions	—
Reductions for expiration of statute of limitations	(1.3)
Settlements	(6.8)
Balance as of December 31, 2017	33.7
Additions for current year tax positions	—
Additions for prior year tax positions	6.1
Reductions for prior year tax positions	(14.8)
Reductions for current year tax positions	—
Reductions for expiration of statute of limitations	(0.8)
Settlements	(10.7)
Balance as of December 31, 2018	13.5
Additions for current year tax positions	—
Additions for prior year tax positions	2.0
Reductions for prior year tax positions	(0.4)
Reductions for current year tax positions	—
Reductions for expiration of statute of limitations	(0.8)
Settlements	—
Balance as of December 31, 2019	$14.3

The Company evaluates each reporting period whether it is reasonably possible material changes to its uncertain tax position liability could occur in the next 12 months.  Changes may occur as a result of uncertain tax positions being considered effectively settled, re-measured, paid, acquired or divested, as a result of a change in accounting rules, tax law or judicial decision, or due to expiration of the relevant statute of limitations. It is not possible to predict which uncertain tax positions, if any, may be challenged by tax authorities. Timing and impact of income tax audits and their resolution is uncertain. New facts, laws, pronouncements and judicial decisions can change assessments concerning technical merit and measurement. The amounts of or periods in which changes to reserves for uncertain tax positions will occur is difficult to predict.  The Company believes it is reasonably possible the amount of unrecognized tax benefits disclosed as of December 31, 2019 may decrease approximately $6 million in the year ending December 31, 2020. Such possible decrease relates to anticipated tax audit settlements.

As of December 31, 2019 and 2018, the Company had $14.3 million and $13.5 million, respectively, of unrecognized tax benefits.  Of the $14.3 million at December 31, 2019, $4.0 million, if recognized, would affect the effective tax rate.  As of December 31, 2019 and 2018, the liability for potential interest and penalties was $1.2 million and $1.0 million, respectively.  During the years ended December 31, 2019 and 2018, the Company recognized total tax expense of $0.2 million and tax benefit of $6.6 million for interest and penalties, respectively.